STATEMENT OF STOCKHOLDERS' DEFICIT - Record Street Brewing Co [Member] - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
BALANCE, BEGINNING at Sep. 20, 2015
BALANCE, BEGINNING (in shares) at Sep. 20, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to founders	$ 4	(4)
Shares issued to founders (in shares)	4,000
Net loss			(29,590)	(29,590)
BALANCE, ENDING at Dec. 31, 2015	$ 4	(4)	(29,590)	$ (29,590)
BALANCE, ENDING (in shares) at Dec. 31, 2015	4,000			4,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock purchase	$ 3	149,997
Common stock purchase (in shares)	2,500
Noncash rent expense		27,250		$ 27,250
Net loss			(200,723)	(200,723)
BALANCE, ENDING at Dec. 31, 2016	$ 7	$ 177,243	$ (230,313)	$ (53,063)
BALANCE, ENDING (in shares) at Dec. 31, 2016	6,500			6,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncash rent expense				$ 36,450
Net loss				(152,108)
BALANCE, ENDING at Sep. 30, 2017				$ (167,489)
BALANCE, ENDING (in shares) at Sep. 30, 2017				6,500